Income Taxes - Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Net Income before income taxes and share of results of equity method investments	$ 81,551	$ 70,590	$ 35,033
Withholding taxes	1	13	74
Total tax charge	4,365	4,325	5,949
Breakdown of current/deferred tax expense
Current tax expense	1,904	1,951	2,107
Deferred tax expense	2,461	2,374	3,842
Total tax charge	4,365	4,325	5,949
U.S.
Income Tax [Line Items]
Tax charge in foreign jurisdictions	3,157	3,200	5,052
UK
Income Tax [Line Items]
Tax charge in foreign jurisdictions	977	803	386
Poland
Income Tax [Line Items]
Tax charge in foreign jurisdictions	26	(18)	171
Singapore
Income Tax [Line Items]
Tax charge in foreign jurisdictions	47	6	0
Denmark
Income Tax [Line Items]
Tax charge in foreign jurisdictions	881	234	167
Malta
Income Tax [Line Items]
Tax charge in foreign jurisdictions	$ (724)	$ 87	$ 99